CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss attributable to common stockholders	$ (263,455,000)	$ (148,928,000)	$ (370,866,000)	$ (88,656,000)	$ (64,293,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,710,000	2,926,000	6,008,000	2,323,000	625,000
Stock-based compensation	102,936,000	39,540,000	137,991,000	4,858,000	3,843,000
Non-cash interest income			0	0	(298,000)
Revaluation of Series A redeemable convertible preferred stock warrant liability	1,560,000	29,157,000	(13,448,000)
Deferred income taxes	2,000	2,000	(1,063,000)	151,000	(2,002,000)
Non-cash in-kind services	27,723,000	17,241,000	45,729,000	8,000,000	0
Loss on forward contract liability	0	1,324,000	1,324,000	0	0
Impairment expense			14,415,000	0	0
Equity in net loss of affiliate	1,920,000	0	637,000	0	0
Changes in operating assets and liabilities:
Accounts receivable, net		346,000	658,000	(763,000)	47,000
Prepaid expenses and other current assets	(4,024,000)	(779,000)	(1,586,000)	157,000	(2,588,000)
Accounts payable, accrued expenses and other current liabilities	9,535,000	9,064,000	29,668,000	(9,366,000)	15,121,000
Other long-term liabilities			0	(670,000)	(972,000)
Inventory	(2,267,000)	0
Long-term and customer deposits	(7,247,000)	4,892,000
Issuance of common stock for commitment shares	2,625,000	0
Loss on sale of equipment	1,008,000	0
Net cash used in operating activities	(125,974,000)	(45,561,000)	(150,533,000)	(80,627,000)	(54,019,000)
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired			0	0	(350,000)
Issuance of related party note receivable			0	0	(2,500,000)
Purchases and deposits of property, plant and equipment	(64,787,000)	(6,303,000)	(22,324,000)	(21,100,000)	(9,155,000)
Investments in affiliate			(8,817,000)	0	0
Cash paid towards build-to-suit lease			0	(18,202,000)	(3,405,000)
Net cash used in investing activities	(89,587,000)	(6,303,000)	(31,141,000)	(39,302,000)	(15,410,000)
Investments in affiliates	(25,000,000)	0
Proceeds from sale of equipment	200,000	0
Cash flows from financing activities
Proceeds from the exercise of stock warrants, net of issuance costs paid			264,548,000	0	0
Proceeds from the exercise of stock options		1,884,000	9,650,000	1,000	0
Repurchase of Series B redeemable convertible preferred stock from related parties, net of issuance costs paid			0	(31,356,000)	(1,368,000)
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid		50,349,000
Business Combination and PIPE financing, net of issuance costs paid	0	616,736,000	616,726,000	0	0
Proceeds from landlord on finance lease	0	889,000	889,000	0	0
Payments on finance lease liability	(518,000)	(544,000)	(1,042,000)
Payments on finance lease liability				0	0
Proceeds from issuance of long-term debt	0	4,134,000	4,134,000	0	4,100,000
Payment of note payable	(4,100,000)	(4,134,000)	(4,134,000)	0	0
Net cash provided by (used in) financing activities	(1,023,000)	669,314,000	941,120,000	35,805,000	211,732,000
Proceeds from issuance of Series D redeemable convertible preferred stock, net of issuance costs paid	0	50,349,000
Proceeds from the exercise of stock options	3,839,000	1,884,000
Payments for issuance costs	(244,000)	0
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	(216,584,000)	617,450,000	759,446,000	(84,124,000)	142,303,000
Cash and cash equivalents, including restricted cash and cash equivalents, beginning of period	849,278,000	89,832,000	89,832,000	173,956,000	31,653,000
Cash and cash equivalents, including restricted cash and cash equivalents, end of period	632,694,000	707,282,000	849,278,000	89,832,000	173,956,000
Supplementary cash flow disclosures:
Cash paid for interest	372,000	490,000	884,000	96,000	96,000
Cash interest received	384,000	479,000	703,000	1,437,000	484,000
Cash paid for income taxes, net of refunds			0	2,000	0
Supplementary disclosures for noncash investing and financing activities:
Non-cash interest received related to related party notes			0	0	298,000
Non-cash settlement of related party note receivable			0	0	2,500,000
Purchases of property, plant and equipment included in liabilities	33,389,000	1,371,000	6,751,000	1,094,000	1,781,000
Property acquired through build-to-suit lease			0	3,243,000	9,287,000
Non-cash acquisition of license			0	50,000,000	0
Non-cash prepaid in-kind services	0	74,758,000	46,271,000	0	0
Accrued Business Combination and PIPE transaction costs	0	295,000	285,000	0	0
Net liabilities assumed from VectoIQ	0	21,919,000	21,919,000	0	0
Settlement of forward contract liability			1,324,000	0	0
Common stock issued for commitment shares	2,625,000	0	213,000	0	0
Accrued deferred issuance costs	352,000	0
Leased assets obtained in exchange for new finance lease liabilities	145,000	0
Common stock issued for investments in affiliates, including common stock with embedded put right	$ 32,376,000	0
VectoIQ Warrants
Adjustments to reconcile net loss to net cash used in operating activities:
Revaluation of Series A redeemable convertible preferred stock warrant liability		$ 29,157,000	(13,448,000)	0	0
Series A Redeemable Convertible Preferred Stock Warrants
Adjustments to reconcile net loss to net cash used in operating activities:
Revaluation of Series A redeemable convertible preferred stock warrant liability			0	3,339,000	(3,502,000)
Series A Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from the exercise of stock warrants, net of issuance costs paid			0	2,160,000	0
Series C Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid			0	0	209,000,000
Supplementary disclosures for noncash investing and financing activities:
Stock Issuance Costs Incurred During Noncash Or Partial Noncash Transaction			0	0	2,001,000
Series D Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid			50,349,000	65,000,000	0
Supplementary disclosures for noncash investing and financing activities:
Stock Issuance Costs Incurred During Noncash Or Partial Noncash Transaction			$ 0	$ 4,695,000	$ 0